Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies
Schedule of future maturities of long-term debt, capital lease and contractual obligations

	Payments due by period
	Total	2020	2021	2022	2023	2024	Thereafter

Long-term debt obligations	$10,625,996	$1,102,430	$2,002,554	$2,002,683	$1,502,820	$2,002,964	$2,012,545
Interest expense on long-term debt	2,524,898	$629,410	$533,599	$465,969	$310,832	$273,188	$311,900
Finance lease obligations (1)	212,617	48,678	53,150	41,666	38,018	31,105	—
Interest expense on finance lease obligations (1)	45,183	17,607	13,129	8,561	4,844	1,042	—
Satellite-related and other obligations (2)	219,019	71,931	65,663	41,291	23,321	16,813	—
Operating lease obligations (1)	641,792	239,660	199,062	127,300	24,571	9,191	42,008
Purchase obligations	1,241,340	1,200,025	29,284	12,031	—	—	—
Total	$15,510,845	$3,309,741	$2,896,441	$2,699,501	$1,904,406	$2,334,303	$2,366,453

(1)	See Note 7 for further information on leases and the adoption of ASC 842.
(2)	Represents obligations for satellite related executory costs, telemetry, tracking and control (“TT&C”) services and short-term leases.